SHAREHOLDERS' EQUITY (Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price) (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options and RSUs outstanding | shares	5,886,125
Options and RSUs exercisable | shares	2,342,399
RSUs 0.0 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 0.0
Exercise price, upper range limit	$ 0.0
Options and RSUs outstanding | shares	699,679
Outstanding options, Weighted average exercise price	$ 0.00
Options and RSUs exercisable | shares
Exercisable options, Weighted average exercise price	$ 0.00
0.01-2.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	0.01
Exercise price, upper range limit	$ 2.00
Options and RSUs outstanding | shares	154,389
Outstanding options, Weighted average remaining contractual life (years) for outstanding options	1 year 2 months 1 day
Outstanding options, Weighted average exercise price	$ 1.45
Options and RSUs exercisable | shares	141,239
Exercisable options, Remaining contractual life (in years)	11 months 1 day
Exercisable options, Weighted average exercise price	$ 1.42
2.01-4.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	2.01
Exercise price, upper range limit	$ 4.00
Options and RSUs outstanding | shares	4,460,682
Outstanding options, Weighted average remaining contractual life (years) for outstanding options	4 years 4 months 20 days
Outstanding options, Weighted average exercise price	$ 3.05
Options and RSUs exercisable | shares	1,760,845
Exercisable options, Remaining contractual life (in years)	3 years 4 months 6 days
Exercisable options, Weighted average exercise price	$ 2.78
4.01-6.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	4.01
Exercise price, upper range limit	$ 6.00
Options and RSUs outstanding | shares	281,375
Outstanding options, Weighted average remaining contractual life (years) for outstanding options	3 years 3 months 21 days
Outstanding options, Weighted average exercise price	$ 4.41
Options and RSUs exercisable | shares	150,315
Exercisable options, Remaining contractual life (in years)	1 year 9 months 18 days
Exercisable options, Weighted average exercise price	$ 4.57
6.01-8.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	6.01
Exercise price, upper range limit	$ 8.00
Options and RSUs outstanding | shares	15,000
Outstanding options, Weighted average remaining contractual life (years) for outstanding options	9 months
Outstanding options, Weighted average exercise price	$ 6.21
Options and RSUs exercisable | shares	15,000
Exercisable options, Remaining contractual life (in years)	9 months
Exercisable options, Weighted average exercise price	$ 6.21
8.01-10.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	8.01
Exercise price, upper range limit	$ 10.00
Options and RSUs outstanding | shares	275,000
Outstanding options, Weighted average remaining contractual life (years) for outstanding options	4 months 24 days
Outstanding options, Weighted average exercise price	$ 9.00
Options and RSUs exercisable | shares	275,000
Exercisable options, Remaining contractual life (in years)	4 months 24 days
Exercisable options, Weighted average exercise price	$ 9.00